Post-employment Benefits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Post-employment Benefits
Post-employment benefits, balance at beginning	R$ 1,295,174		R$ 1,493,614
Appropriation of actuarial calculation	140,293		116,504
Appropriation of pension and healthcare contributions	127,878		130,308
Adjustment related to actuarial gains (loss)	(291,742)	[1]	(246,626)
Amortizations	(201,566)		(198,626)
Post-employment benefits, balance at ending	R$ 1,070,037		R$ 1,295,174

[1]	Adjustments arising from the transfer of liabilities from Copel Serviços to Copel and other subsidiaries.